Fair Value of Financial Assets and Liabilities - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Jul. 31, 2020 shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) Warrant $ / shares shares	Dec. 31, 2018 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfers between Level 1, Level 2 and Level 3 | $			$ 0	$ 0
Exercise of options to purchase common stock, Shares		28,547
Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise of options to purchase common stock, Shares	62,193
Series B-3 Convertible Preferred Stock [Member] | Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of warrants to purchase | Warrant			3
Convertible preferred stock warrant purchased			70,133
Exercise price per share | $ / shares			$ 5.13
IPO [Member] | Series B-3 Convertible Preferred Stock [Member] | Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of warrants to purchase | Warrant			3
Convertible preferred stock warrant purchased			299,999
Exercise price per share | $ / shares			$ 1.20
Fair Value Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfers into out of Level 3 | $		$ 0	$ 0